FAIR VALUE OF ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE OF ASSETS AND LIABILITIES
Assets transferred into Level 3	¥ 0	¥ 0
Assets transferred out of Level 3	0	0
Liabilities transferred into Level 3	0	0
Liabilities transferred out of Level 3	¥ 0	¥ 0